Organization and nature of operations - Accompanying Consolidated Financial Statements Include Financial Statements of Company, Subsidiaries, Variable Interest Entity ("VIE") and VIE's Subsidiaries (Details)
12 Months Ended
Dec. 31, 2023
Giganology Shenzhen
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Jun. 30, 2005
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services to related companies
Xunlei Computer
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Nov. 30, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services
FUNI
Organization and nature of operations
Place of incorporation	Singapore
Period of incorporation	Apr. 30, 2021
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Operation of live streaming platforms
Shenzhen Xunlei
Organization and nature of operations
Place of incorporation	People’s Republic of China (“PRC”)
Period of incorporation	Jan. 31, 2003
Relationship	VIE
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of software, provision of online advertising and membership subscription
Wangwenhua
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Dec. 31, 2005
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software, provision of advertising services and operation of live steaming platforms
Onething
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Sep. 30, 2013
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of cloud computing technology and provision of related services
Beijing Xunjing
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Oct. 31, 2015
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services
Jiangxi Node
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Jul. 31, 2020
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of cloud computing technology and provision of related services
Hainan Xunlei Hammer Network Technologies Co., Ltd.
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Sep. 30, 2021
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and operation of live steaming platforms